Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000215105 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000230670 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000236642 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000252108 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000223943 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	83.60%
C000223943 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000195439 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000195439 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215207 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	99.80%